Common Stock Options (Schedule of Aggregate Share Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Number of Shares
Options outstanding, beginning balance (in shares)	21,000	0	11,000
Options granted (in shares)	17,000	21,000	0
Options exercised (in shares)	0	0	(11,000)
Options expired (in shares)	0	0	0
Options forfeited (in shares)	0	0	0
Options outstanding, ending balance (in shares)	38,000	21,000	0	11,000
Vested and exercisable at September 30, 2014 (in shares)	38,000
Weighted- Average Exercise Price
Options outstanding, beginning balance (in usd per share)	$ 19.01	$ 0.00	$ 9.05
Options granted (in usd per share)	$ 18.95	$ 19.01	$ 0.00
Options exercised (in usd per share)	$ 0	$ 0.00	$ 9.05
Options expired (in usd per share)	$ 0	$ 0.00	$ 0.00
Options forfeited (in usd per share)	$ 0	$ 0.00	$ 0.00
Options outstanding, ending balance (in usd per share)	$ 18.98	$ 19.01	$ 0.00	$ 9.05
Vested and exercisable at September 30, 2014 (in usd per share)	$ 18.98
Options, Additional Disclosures
Weighted- Average Remaining Contractual Terms (years)	8 years 9 months	9 years 6 months	0 years	1 year 2 months 12 days
Weighted-Average Remaining Contractual Term, Vested and exercisable at September 30, 2014	8 years 9 months
Aggregate Intrinsic Value	$ 34,840	$ 5,229	$ 0	$ 105,600
Aggregate Intrinsic Value, Vested and exercisable at September 30, 2014	$ 34,840